Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 7,885		¥ 7,293		¥ 7,904
Additions - Charged to costs and expenses	3,290		2,810		3,773
Deductions	2,094	[1]	2,721	[1]	3,858	[1]
Foreign currency translation	596		503		(526)
Balance at end of year	9,677		7,885		7,293
Finance subsidiaries-receivables:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	21,182		25,982		32,115
Additions - Charged to costs and expenses	18,904		10,059		13,032
Deductions	17,807	[1]	16,376	[1]	18,438	[1]
Foreign currency translation	1,411		1,517		(727)
Balance at end of year	23,690		21,182		25,982
Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	17,828		20,616		24,890
Additions - Charged to costs and expenses	18,503		9,234		11,625
Deductions	16,136	[1]	13,198	[1]	15,484	[1]
Foreign currency translation	1,364		1,176		(415)
Balance at end of year	21,559		17,828		20,616
Allowance for losses on lease residual values
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	3,354		5,366		7,225
Additions - Charged to costs and expenses	401		825		1,407
Deductions	1,671	[1]	3,178	[1]	2,954	[1]
Foreign currency translation	47		341		(312)
Balance at end of year	2,131		3,354		5,366
Other assets: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	22,754		23,036		23,275
Additions - Charged to costs and expenses	175		687		1,293
Deductions	881	[1]	1,063	[1]	1,311	[1]
Foreign currency translation	52		94		(221)
Balance at end of year	22,100		22,754		23,036
Deferred tax assets: Valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	81,007		69,092		65,479
Additions - Charged to costs and expenses	16,488		9,570		18,665
Additions - Charged to other accounts			1,171
Deductions	6,710	[1]	7,347	[1]	4,651	[1]
Foreign currency translation	6,353		8,521		(10,401)
Balance at end of year	¥ 97,138		¥ 81,007		¥ 69,092

[1]	Receivable: Bad debts written off, Deferred tax assets: Reversal of valuation allowance. Deductions in valuation allowance for the years ended March 31, 2012 and 2014 include a portion credited to other comprehensive income of ¥1,650 million and ¥1,173 million, respectively. Deductions in valuation allowance in the three-year period ended March 31, 2014 related to deferred tax assets that expired unused are immaterial.